Financial Risks - Summary of Information on Three Year Historical Net Income (Loss) and Shareholders' Equity (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | €	€ (135)			€ 1,236			€ 707
Americas [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | $		$ (611)			$ 1,324			$ 61
Equity in functional currency | $		$ 19,127			$ 18,123			$ 15,115
United Kingdom [member]
Disclosure of historical net income (loss) and shareholders' equity [line items]
Net income / (loss) | £			£ 60			£ (29)			£ 35
Equity in functional currency | £			£ 1,391			£ 1,358			£ 1,671